CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net income (loss)	$ 14,008	$ (101,042)	$ 9,185
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	128,783	137,023	131,873
Amortization of deferred dry-docking costs	10,641	9,775	7,147
Amortization of loan costs	4,822	3,992	4,152
Stock compensation expense	0	0	487
Change in fair value of derivative instruments	(820)	10,295	(3,692)
Loss on sale of vessels	0	364	3,860
Impairment charges	27,613	65,965	8,922
Payments for dry-docking	(12,871)	(14,869)	(12,532)
(Increase) Decrease in:
Receivables, net	(9,056)	(15,995)	8,573
Inventories	7,356	(4,095)	2,463
Prepaid insurance and other	178	504	265
Capitalized voyage expenses	112	20	0
Increase (Decrease) in:
Payables	2,415	(12,460)	(4,045)
Accrued liabilities	5,108	2,072	8,986
Unearned revenue	6,060	(7,604)	5,183
Net Cash provided by Operating Activities	184,349	73,945	170,827
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(55,988)	(16,161)	0
Vessel acquisitions and/or improvements	(46,217)	(1,154)	(293,347)
Proceeds from sale of vessels	0	17,136	51,550
Net Cash used in Investing Activities	(102,205)	(179)	(241,797)
Cash Flows from Financing Activities:
Proceeds from long-term debt	494,368	352,872	397,092
Financing costs	(3,556)	(4,300)	(3,177)
Payments of long-term debt	(556,939)	(508,832)	(400,053)
Sale of treasury stock, net	0	4,511	10,853
Redemption of Series B preferred shares	(50,000)	0	0
Proceeds from stock issuance program, net	16,552	0	0
Proceeds from preferred stock issuance, net	33,984	144,280	111,029
Cash dividends	(49,309)	(44,444)	(39,874)
Capital contribution from non-controlling interest to subsidiary	10,000	0	0
Net Cash (used in) provided by Financing Activities	(104,900)	(55,913)	75,870
Net (decrease) increase in cash and cash equivalents and restricted cash	(22,756)	17,853	4,900
Cash and cash equivalents and restricted cash at beginning of period	220,526	202,673	197,773
Cash and cash equivalents and restricted cash at end of period	197,770	220,526	202,673
Interest paid
Cash paid for interest, net of amounts capitalized	70,755	67,922	56,580
Reconciliation of cash and cash equivalents and restricted cash at end of period:
Cash and cash equivalents	184,835	204,763	189,763
Restricted cash	12,935	15,763	12,910
Cash and cash equivalents and restricted cash at end of period	$ 197,770	$ 220,526	$ 202,673